S000004309 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	293 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
S&P MidCap 400 Value Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.71%	10.21%	9.13%
iShares S&P Mid-Cap 400 Value ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.51%	10.01%	8.92%
Performance Inception Date					Jul. 24, 2000
iShares S&P Mid-Cap 400 Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.97%	9.45%	8.40%
iShares S&P Mid-Cap 400 Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.10%	7.79%	7.13%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.